Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
Moerus Worldwide Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - MOERUS WORLDWIDE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Fund’s investment objective by investing primarily in foreign (including frontier and emerging markets) and domestic common stocks that it believes are undervalued. Under normal market conditions, the Fund invests in at least three different countries and invests at least 40% of its total assets in securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Under normal market conditions, the Fund’s portfolio consists of the common stock of 15 to 50 issuers, allowing the Adviser to focus the Fund’s assets on the opportunities that, in the Adviser’s opinion, have the highest potential for capital appreciation. Emerging markets are economies in nations that are progressing toward becoming more advanced, usually by means of rapid growth and industrialization. Frontier markets are those markets which are not as developed as emerging markets.

The Adviser implements the Fund’s investment program by applying its opportunistic, bottom-up value analysis and preference for focus on well-capitalized companies that are facing near term challenges. The Adviser uses a fundamental approach to purchase securities that are trading at substantial discounts to the Adviser’s estimates of their intrinsic values. The Adviser builds the Fund’s portfolio from the bottom up, based on its assessment of value, focusing on businesses it believes have solid balance sheets, high quality business models and shareholder-friendly management teams.

The Fund’s portfolio is primarily comprised of companies with sufficient capital to service their debt, and can survive market downturns and other financial events. The Adviser believes that these companies have an enhanced ability to survive difficult periods and thrive over the long term, providing the Fund with the opportunity to achieve higher long term returns.

The Adviser has significant flexibility in terms of where and how it can invest – including by geography, industry, sector or currency. Because of this flexibility, while the Fund does not concentrate its investments in any one specific industry, the Fund’s portfolio may have significant exposure to a small number of sectors or industries from time to time. The Fund tends to invest in deep value, lesser-known securities of any capitalization, including small to mid-cap, and those less-followed or covered by traditional investment research. The Adviser will sell a security to invest in other securities that it believes are more undervalued, or if it believes that the security is materially overvalued. In addition, the Adviser may allocate a portion of the Fund’s assets to cash and cash equivalents to allow it to service redemptions and react quickly to fluctuations in the market and benefit from extreme and short-term market disruptions, which may provide opportunities to purchase securities that, in the Adviser’s opinion, are attractively valued, from sellers eager to exit the market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Returns for Class N shares, which are not presented, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.moeruscap.com or by calling 1-844-MOERUS1.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-MOERUS1
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.moeruscap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	27.34%
Worst Quarter:	1st Quarter 2020	(39.98)%

The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended February 28, 2023 was 5.74%.

Year to Date Return, Label	rr_YearToDateReturnLabel	the most recent fiscal quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Feb. 28, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.98%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The MSCI AC World Index (USD) captures large and mid-cap representation across 23 Developed Market and 24 Emerging Market countries. With 2,885 constituents, the index covers approximately 85% of the global investable equity opportunity set. You cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Moerus Worldwide Value Fund | Index – MSCI AC World Index (USD)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
Moerus Worldwide Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Cash or Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets, including frontier markets, involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Frontier Markets Risk. Frontier market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of emerging market or developed market countries. In addition to the risks of investing in international emerging markets, frontier markets tend to have less efficient trading markets with lower overall liquidity and are more susceptible to governmental interference, local taxes being imposed on international investments, and restrictions on gaining access to sales proceeds. Frontier markets generally have smaller economies or less mature capital markets than emerging markets and, as a result, the risks typically associated with investing in emerging market countries are magnified in frontier countries.

Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not achieve the Fund’s investment objective.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Value Investing Risk. The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.

Moerus Worldwide Value Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is a risk that you could lose money through your investment in the Fund.
Moerus Worldwide Value Fund | Moerus Worldwide Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,022
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Moerus Worldwide Value Fund | Moerus Worldwide Value Fund Institutional Class | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Moerus Worldwide Value Fund | Moerus Worldwide Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Moerus Worldwide Value Fund | Moerus Worldwide Value Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOWNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,288
Annual Return 2017	rr_AnnualReturn2017	19.35%
Annual Return 2018	rr_AnnualReturn2018	(19.46%)
Annual Return 2019	rr_AnnualReturn2019	15.27%
Annual Return 2020	rr_AnnualReturn2020	(10.06%)
Annual Return 2021	rr_AnnualReturn2021	18.33%
Annual Return 2022	rr_AnnualReturn2022	6.40%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Moerus Capital Management LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2024, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; or (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.50% and 1.25% of the average daily net assets for Class N and Institutional Class Shares, respectively. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis, if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.